Financial Instruments - Foreign Currency Risk Sensitivity Analysis (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit and loss [Member] | Financial instruments [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 83	$ (55)	$ 31
Profit and loss [Member] | Financial instruments [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(10)	(59)	(65)
Profit and loss [Member] | Financial instruments [Member] | SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	(52)	4	(2)
Profit and loss [Member] | Financial instruments [Member] | RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	0	0	0
Profit and loss [Member] | Financial instruments [Member] | JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	0	0	1
Profit and loss [Member] | Derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	1	3	6
Profit and loss [Member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	3	10	3
Equity [member] | Derivatives [Member] | EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis due to a 5% increase or decrease in foreign currency exchange	$ 4	$ 9	$ 7